As filed with the Securities and Exchange Commission
                              on November 9, 2001
                                                       Registration No. 33-52272
                                                                        811-7170


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
        Pre-Effective Amendment No.                                     [ ]
        Post-Effective Amendment No. 31                                 [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
        Amendment No. 34                                                [X]

                            TCW GALILEO FUNDS, INC.
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                     865 South Figueroa Street, Suite 1800
                         Los Angeles, California 90017

        Registrant's Telephone Number, including Area Code: (213) 244-0000

                              Philip K. Holl, Esq.
                                    Secretary

          865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017
                    (Name and Address of Agent for Service)


                   ------------------------------------------


     It is proposed that this filing will become effective (check appropriate box)

        ______  immediately upon filing pursuant to paragraph (b)
        ___X__  on November 15, 2001 pursuant to paragraph (b)
        ______  60 days after filing pursuant to paragraph (a)(1)
        ______  on (date) pursuant to paragraph (a)(1)
        ______  75 days after filing pursuant to paragraph (a)(2)
        ______  on (date) pursuant to paragraph (a)(2) of Rule 485

* Registrant has elected to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed Notice required by Rule.

     Pursuant to Agreements and Plans of Reorganization expected to be submitted to shareholders of SG Cowen Large Cap Value Fund, a series of SG Cowen Series Funds, Inc. (File Nos. 333-40327 and 811-8487), SG Cowen Opportunity Fund, a series of SG Cowen Funds, Inc. (File Nos. 33-18505 and (811-5388) and SG Cowen Income + Growth Fund (File Nos. 33-05676 and 811-4672), the Registrant will be permitted to use any redemption credits pursuant to Rules 24f-2 in connection with their acquisition by the TCW Galileo Diversified Value Fund, the TCW Galileo Opportunity Fund, and the TCW Galileo Income + Growth Fund, respectively, each a series of the Registrant, in reliance on Rule 24f-2(b) under the Investment Company Act of 1940.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to the Registration Statement for TCW Galileo Funds, Inc (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 30 which was filed pursuant to Rule 485(a)(2) on August 27, 2001, in order to add the TCW Galileo Diversified Value Fund, the TCW Galileo Opportunity Fund and the TCW Galileo Income + Growth Fund (the "Funds"). Accordingly, the contents of Post-Effective Amendment No. 30, consisting of Part A (the Prospectus for the Funds), Part B (the Statement of Additional Information), Part C (Other Information) and all Exhibits included in Post-Effective Amendment No. 30, are incorporated by reference in their entirety into this filing. As stated on the Cover Page to this filing, this Post-Effective Amendment No. 30 is intended to become effective on November 15, 2001.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 9th day of November, 2001.

                                                TCW GALILEO FUNDS, INC.

                                                By: /s/ Philip K. Holl
                                                    ----------------------------
                                                    Philip K. Holl
                                                    Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant's registration statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                        Title                   Date

                *
-------------------
Marc I. Stern                   Chairman and Director           November 9, 2001

                *
-------------------
Thomas E. Larkin, Jr.           Director                        November 9, 2001

                *
--------------------
Norman Barker, Jr.              Director                        November 9, 2001

                *
--------------------
Richard W. Call                 Director                        November 9, 2001

                *
--------------------
Matthew K. Fong                 Director                        November 9, 2001


                *
--------------------
John A. Gavin                   Director                        November 9, 2001

                *
--------------------
Patrick C. Haden                Director                        November 9, 2001


                *
--------------------
David S. DeVito                 Treasurer                       November 9, 2001


*By:  /s/  Philip K.Holl
      -------------------
        Philip K. Holl
        Attorney-in-Fact